Concentrations of Risk (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Jun. 30, 2024
Concentrations of Risk [Line Items]
Insurance coverage of each bank	$ 70,000	¥ 500,000
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Concentrations of Risk [Line Items]
Concentration risk percentage	100.00%	100.00%		100.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendor One [Member]
Concentrations of Risk [Line Items]
Concentration risk percentage	100.00%	100.00%		100.00%
Supplier Concentration Risk [Member] | Total Purchases [Member] | Vendor One [Member]
Concentrations of Risk [Line Items]
Vendor concentration risk percentage			76.00%
Supplier Concentration Risk [Member] | Total Purchases [Member] | Vendor Two [Member]
Concentrations of Risk [Line Items]
Vendor concentration risk percentage			23.00%
US [Member]
Concentrations of Risk [Line Items]
Insurance coverage of each bank	$ 250,000